Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other reserves [line ltems]
Profit attributable to RELX PLC and RELX NV shareholders	£ 1,659	£ 1,161	£ 1,008
Dividends paid	(772)	(692)	(591)
Tax recognised in other comprehensive income	(89)	64	(16)
Increase in share based remuneration reserve (net of tax)	42	44	47
Hedge reserve [Member]
Disclosure of other reserves [line ltems]
At start of year	(133)
Fair value movements on cash flow hedges	137
Transfer to net profit from cash flow hedge reserve	25
Tax recognised in other comprehensive income	(30)
Exchange translation differences	(2)
At end of year	(3)	(133)
Other Reserves [Member]
Disclosure of other reserves [line ltems]
At start of year	(32)
Profit attributable to RELX PLC and RELX NV shareholders	1,659
Dividends paid	(762)
Actuarial gains /(losses) on defined benefit pension schemes	233
Tax recognised in other comprehensive income	(59)
Increase in share based remuneration reserve (net of tax)	42
Cancellation of shares	(566)
Settlement of share awards	(37)
Exchange translation differences	12
At end of year	490	(32)
Other reserves [member]
Disclosure of other reserves [line ltems]
At start of year	(165)	341
Profit attributable to RELX PLC and RELX NV shareholders	1,659	1,161
Dividends paid	(762)	(683)	(583)
Actuarial gains /(losses) on defined benefit pension schemes	233	(262)
Fair value movements on cash flow hedges	137	(165)
Transfer to net profit from cash flow hedge reserve	25	46
Tax recognised in other comprehensive income	(89)	64
Increase in share based remuneration reserve (net of tax)	42	44	47
Cancellation of shares	(566)	(707)	(265)
Settlement of share awards	(37)	(39)	(49)
Exchange translation differences	10	35
At end of year	£ 487	£ (165)	£ 341